Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Percentage of common stock owned	10000.00%
Initial public stock offering, date	October 11, 2005
Cash equivalents, reserve requirement	$ 6,900,000		$ 11,800,000	$ 5,200,000
Loan delinquent, not received payment, period, days	30 days
Accrual of income on loans discontinued when interest or principal payments are in arrears, period, days	90 days
Loans impairment analysis to include minimum commercial real estate, multi-family and construction loans outstanding balance	1,000,000
Loans impairment analysis to include minimum other loans with collateral shortfall outstanding balance	1,000,000
Bank owned life insurance, carrying value consists of cash surrender value	110,800,000		105,900,000
Bank owned life insurance, carrying value consists of claims stabilization reserve	3,100,000		7,000,000
Bank owned life insurance, carrying value consists of deferred acquisition costs	0		85,000
Carrying amount of goodwill	$ 77,100,000	$ 77,300,000	$ 22,000,000
Core deposit premiums, amortized on an accelerated basis, years	10 years
Matching contribution percentage of the first 6% contributed by participants under 401 (k) plan	50.00%
Employee contribution percentage that company matches 50%	6.00%
Maximum repayment period funds borrowed by ESOP to purchase common stock, years	30 years